CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues	$ 149,004	$ 88,744	$ 45,753
Net income/(loss) from equity accounted investments	620	259	53
Other Income	1,182	1,921	12
Total revenues and other income	150,806	90,924	45,818
Purchases (net of inventory variation)	(53,806)	(35,160)	(20,986)
Operating expenses	(9,608)	(8,598)	(8,831)
Selling, general and administrative expenses	(986)	(780)	(706)
Depreciation, amortisation and net impairment losses	(6,391)	(11,719)	(15,235)
Exploration expenses	(1,205)	(1,004)	(3,483)
Total operating expenses	(71,995)	(57,261)	(49,241)
Net operating income/(loss)	78,811	33,663	(3,423)
Interest expenses and other financial expenses	(1,379)	(1,223)	(1,392)
Other financial items	1,172	(857)	556
Net financial items	(207)	(2,080)	(836)
Income/(loss) before tax	78,604	31,583	(4,259)
Income tax	(49,861)	(23,007)	(1,237)
Net income/(loss)	28,744	8,576	(5,496)
Attributable to equity holders of the company	28,746	8,563	(5,510)
Attributable to non-controlling interests	$ (3)	$ 14	$ 14
Basic earnings per share (in USD)	$ 9.06	$ 2.64	$ (1.69)
Diluted earnings per share (in USD)	$ 9.03	$ 2.63	$ (1.69)
Weighted average number of ordinary shares outstanding (in millions)	3,174	3,245	3,269
Weighted average number of ordinary shares outstanding, diluted (in millions)	3,183	3,254	3,277